Quarterly Holdings Report
for

Fidelity Advisor® Global Equity Income Fund

January 31, 2021

AGED-QTLY-0321
1.938156.108

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
Australia - 0.4%
Ansell Ltd.	3,753	$105,551
Bailiwick of Guernsey - 0.2%
Amdocs Ltd.	876	61,863
Bailiwick of Jersey - 0.3%
Clarivate Analytics PLC (a)	2,844	82,305
Belgium - 0.4%
KBC Groep NV	1,307	91,550
Bermuda - 0.6%
Hiscox Ltd. (a)	3,098	39,663
IHS Markit Ltd.	1,326	115,468

TOTAL BERMUDA		155,131

Brazil - 0.3%
Equatorial Energia SA	13,231	54,458
Suzano Papel e Celulose SA (a)	3,105	35,213

TOTAL BRAZIL		89,671

Canada - 2.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	3,795	115,742
Constellation Software, Inc.	228	277,751
Imperial Oil Ltd.	5,538	105,368
Open Text Corp.	2,942	131,783
Suncor Energy, Inc.	4,040	67,578
Topicus.Com, Inc. (a)(b)	424	1,596
Waste Connection, Inc. (Canada)	370	36,452

TOTAL CANADA		736,270

Cayman Islands - 0.8%
HKBN Ltd.	31,379	45,491
SITC International Holdings Co. Ltd.	66,024	151,749

TOTAL CAYMAN ISLANDS		197,240

China - 0.8%
Kweichow Moutai Co. Ltd. (A Shares)	495	162,967
Qingdao Port International Co. Ltd. (H Shares) (c)	51,971	30,030

TOTAL CHINA		192,997

Denmark - 0.5%
A.P. Moller - Maersk A/S Series B	66	135,575
France - 3.4%
Amundi SA (c)	850	63,335
Capgemini SA	981	142,264
LVMH Moet Hennessy Louis Vuitton SE	349	211,004
Sanofi SA	2,355	221,484
SR Teleperformance SA	352	115,421
VINCI SA	1,210	112,201

TOTAL FRANCE		865,709

Germany - 2.4%
Deutsche Post AG	3,596	177,625
Hannover Reuck SE	337	52,348
Linde PLC	536	131,393
SAP SE	921	116,864
Siemens AG	948	147,188

TOTAL GERMANY		625,418

Hong Kong - 0.8%
AIA Group Ltd.	17,592	212,102
India - 2.2%
HDFC Asset Management Co. Ltd. (c)	1,046	41,297
HDFC Bank Ltd. sponsored ADR (a)	973	70,153
Petronet LNG Ltd.	26,672	86,759
Redington India Ltd.	36,811	68,206
Reliance Industries Ltd.	8,888	224,695
Reliance Industries Ltd.	592	7,860
Tech Mahindra Ltd.	5,655	74,619

TOTAL INDIA		573,589

Indonesia - 0.3%
PT Bank Central Asia Tbk	32,130	77,405
Ireland - 1.5%
Accenture PLC Class A	1,033	249,903
Linde PLC	523	128,344

TOTAL IRELAND		378,247

Italy - 0.9%
Recordati SpA	1,959	101,560
Reply SpA	1,079	132,251

TOTAL ITALY		233,811

Japan - 5.0%
Aucnet, Inc.	2,007	25,120
Daiichikosho Co. Ltd.	3,688	126,754
Daiwa Industries Ltd.	4,903	48,447
Hoya Corp.	3,563	455,644
Inaba Denki Sangyo Co. Ltd.	4,088	95,424
Jm Holdings Co. Ltd.	3,750	73,142
Minebea Mitsumi, Inc.	3,575	79,149
Sony Corp.	3,497	334,707
Tsuruha Holdings, Inc.	396	52,626

TOTAL JAPAN		1,291,013

Kenya - 0.5%
Safaricom Ltd.	400,467	130,338
Korea (South) - 1.9%
Samsung Electronics Co. Ltd.	6,517	477,824
Luxembourg - 1.8%
B&M European Value Retail SA	60,559	444,082
InPost SA	1,200	28,834

TOTAL LUXEMBOURG		472,916

Multi-National - 0.3%
HKT Trust/HKT Ltd. unit	63,461	83,652
Netherlands - 1.2%
Koninklijke Philips Electronics NV	2,026	110,436
NXP Semiconductors NV	1,291	207,167

TOTAL NETHERLANDS		317,603

New Zealand - 0.1%
Auckland International Airport Ltd.	5,459	29,225
Poland - 0.3%
CD Projekt RED SA (a)	785	64,016
Spain - 0.5%
Aena Sme SA (a)(c)	262	40,475
Amadeus IT Holding SA Class A	1,308	83,507

TOTAL SPAIN		123,982

Sweden - 0.8%
Ericsson (B Shares)	11,310	142,409
Indutrade AB	3,084	63,405

TOTAL SWEDEN		205,814

Switzerland - 4.0%
Barry Callebaut AG	17	37,769
Chubb Ltd.	1,112	161,985
Nestle SA (Reg. S)	2,054	230,246
Roche Holding AG (participation certificate)	975	336,484
Siemens Energy AG (a)	343	12,729
Sika AG	716	194,845
Swiss Re Ltd.	530	46,803

TOTAL SWITZERLAND		1,020,861

Taiwan - 2.7%
International Games Systems Co. Ltd.	1,961	54,326
Poya International Co. Ltd.	3,596	74,459
Taiwan Semiconductor Manufacturing Co. Ltd.	27,404	578,964

TOTAL TAIWAN		707,749

United Kingdom - 5.5%
Anglo American PLC (United Kingdom)	2,811	92,975
BP PLC	28,170	104,678
Compass Group PLC	16,618	296,844
Cranswick PLC	2,552	119,375
Diageo PLC	2,606	104,624
Informa PLC (a)	14,578	99,790
JD Sports Fashion PLC	8,008	81,962
London Stock Exchange Group PLC	1,262	149,818
Reckitt Benckiser Group PLC	925	78,420
RELX PLC (London Stock Exchange)	7,779	193,183
St. James's Place Capital PLC	3,664	58,912
WH Smith PLC	1,602	33,583

TOTAL UNITED KINGDOM		1,414,164

United States of America - 50.2%
AbbVie, Inc.	2,104	215,618
Activision Blizzard, Inc.	1,079	98,189
Ameren Corp.	2,068	150,385
American Tower Corp.	1,457	331,264
AMETEK, Inc.	1,372	155,393
Amgen, Inc.	1,502	362,628
Apple, Inc.	10,628	1,402,470
AstraZeneca PLC sponsored ADR	4,861	245,967
Bank of America Corp.	8,082	239,631
Becton, Dickinson & Co.	367	96,077
BJ's Wholesale Club Holdings, Inc. (a)	2,321	97,644
BlackRock, Inc. Class A	196	137,447
Bristol-Myers Squibb Co.	5,573	342,349
Capital One Financial Corp.	2,403	250,537
Charter Communications, Inc. Class A (a)	181	109,968
Chevron Corp.	1,969	167,759
Cisco Systems, Inc.	3,399	151,527
Citigroup, Inc.	3,698	214,447
Columbia Sportswear Co.	654	57,199
ConocoPhillips Co.	2,679	107,240
Costco Wholesale Corp.	392	138,153
Crown Holdings, Inc. (a)	687	61,933
Danaher Corp.	817	194,315
Dollar Tree, Inc. (a)	785	79,803
Eli Lilly & Co.	2,058	428,002
Equifax, Inc.	353	62,520
Estee Lauder Companies, Inc. Class A	392	92,767
Fidelity National Information Services, Inc.	687	84,817
Fortive Corp.	1,161	76,719
General Dynamics Corp.	583	85,514
General Electric Co.	12,595	134,515
JPMorgan Chase & Co.	2,500	321,675
Kroger Co.	2,747	94,772
Lennar Corp. Class A	1,606	133,539
Lowe's Companies, Inc.	2,376	396,436
M&T Bank Corp.	1,086	143,862
Marsh & McLennan Companies, Inc.	665	73,090
Microsoft Corp.	4,775	1,107,609
MSCI, Inc.	376	148,633
NextEra Energy, Inc.	2,573	208,079
Northrop Grumman Corp.	294	84,263
NRG Energy, Inc.	2,224	92,096
PepsiCo, Inc.	1,180	161,153
PG&E Corp. (a)	2,223	25,409
Phillips 66 Co.	1,125	76,275
Qualcomm, Inc.	927	144,872
Raymond James Financial, Inc.	719	71,850
Roper Technologies, Inc.	307	120,623
S&P Global, Inc.	460	145,820
Stanley Black & Decker, Inc.	294	51,006
Starbucks Corp.	1,929	186,746
Sysco Corp.	2,059	147,239
T-Mobile U.S., Inc.	1,552	195,676
Tapestry, Inc.	3,261	103,113
Target Corp.	700	126,819
The Coca-Cola Co.	3,007	144,787
The Travelers Companies, Inc.	1,229	167,513
The Walt Disney Co.	1,689	284,039
TJX Companies, Inc.	2,582	165,351
United Parcel Service, Inc. Class B	654	101,370
UnitedHealth Group, Inc.	920	306,894
Valero Energy Corp.	1,319	74,431
Visa, Inc. Class A	1,414	273,256
Vistra Corp.	5,441	108,657
Vontier Corp. (a)	464	15,048
Walmart, Inc.	1,404	197,248
Watsco, Inc.	164	39,112
WEC Energy Group, Inc.	712	63,297
Wells Fargo & Co.	6,354	189,858
WestRock Co.	1,536	63,636

TOTAL UNITED STATES OF AMERICA		12,927,949

TOTAL COMMON STOCKS
(Cost $15,906,540)		24,081,540

Money Market Funds - 6.1%
Fidelity Cash Central Fund 0.09% (d)
(Cost $1,582,309)	1,581,992	1,582,309
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $17,488,849)		25,663,849
NET OTHER ASSETS (LIABILITIES) - 0.4%		91,010
NET ASSETS - 100%		$25,754,859

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $175,137 or 0.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$242
Total	$242

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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